SUBSIDIARY PUBLIC ISSUERS - Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of information about consolidated structured entities [line items]
Current assets	$ 3,244	$ 2,902
Non-current assets	105,104	108,354
Assets held for sale	137	387
Current liabilities	16,680	12,326
Non-current liabilities	50,156	54,242
Liabilities associated with assets held for sale	70	140
Equity attributable to interests of others in operating subsidiaries and properties	15,384	15,985
Equity attributable to unitholders	25,496	28,530
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	13,107	14,517
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	12,408	14,097
BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Current assets	532	12
Non-current assets	28,535	11,739
Assets held for sale	0	0
Current liabilities	3,342	995
Non-current liabilities	6,050	6,173
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	19,675	4,583
BPO
Disclosure of information about consolidated structured entities [line items]
Current assets	250	127
Non-current assets	23,231	23,830
Assets held for sale	0	0
Current liabilities	307	131
Non-current liabilities	6,329	6,744
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	2,284	2,284
Equity attributable to unitholders	14,561	14,798
Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	0	0
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	0	0
Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Current assets	1,006	673
Non-current assets	397	429
Assets held for sale	0	0
Current liabilities	14	15
Non-current liabilities	1,352	1,078
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	37	9
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Current assets	8,471	8,436
Non-current assets	30,582	29,367
Assets held for sale	0	0
Current liabilities	6,515	5,981
Non-current liabilities	6,343	2,871
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	26,195	28,951
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Current assets	182	176
Non-current assets	2,057	2,049
Assets held for sale	0	0
Current liabilities	1,535	1,129
Non-current liabilities	608	519
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to unitholders	96	577
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Current assets	(7,197)	(6,522)
Non-current assets	7,195	26,423
Assets held for sale	137	387
Current liabilities	4,967	4,075
Non-current liabilities	29,474	36,857
Liabilities associated with assets held for sale	70	140
Equity attributable to interests of others in operating subsidiaries and properties	13,100	13,701
Equity attributable to unitholders	(47,476)	(34,485)
Preference shares
Disclosure of information about consolidated structured entities [line items]
Preferred equity	699	420
Preference shares | Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	699	420
Preference shares | BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | BPO
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | Holding Entities
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0	0
Preference shares | Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Preferred equity	$ 0	$ 0